Bridges Investment Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Administrative and Support Services - 7.8%
Mastercard, Inc. - Class A	22,000	$10,863,600
Visa, Inc. - Class A	29,750	8,179,762
		19,043,362

Apparel Manufacturing - 0.6%
Cintas Corp.	7,000	1,441,160

Building Material and Garden Equipment and Supplies Dealers - 1.5%
Lowe's Cos., Inc.	13,500	3,656,475

Chemical Manufacturing - 0.7%
Zoetis, Inc.	8,800	1,719,344

Computer and Electronic Product Manufacturing - 20.3%
Apple, Inc.	75,050	17,486,650
NVIDIA Corp.	155,500	18,883,920
Palo Alto Networks, Inc. (a)	26,500	9,057,700
Thermo Fisher Scientific, Inc.	6,500	4,020,705
		49,448,975

Credit Intermediation and Related Activities - 2.0%
JPMorgan Chase & Co.	23,250	4,902,495

Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
Generac Holdings, Inc. (a)	7,000	1,112,160

Food and Beverage Retailers - 1.3%
Casey's General Stores, Inc.	8,500	3,193,535

Funds, Trusts, and Other Financial Vehicles - 1.5%
Alcon, Inc.	37,500	3,752,625

Health and Personal Care Retailers - 0.6%
Ulta Beauty, Inc. (a)	3,500	1,361,920

Insurance Carriers and Related Activities - 9.3%
Berkshire Hathaway, Inc. - Class B (a)	16,000	7,364,160
Progressive Corp.	30,000	7,612,800
UnitedHealth Group, Inc.	13,000	7,600,840
		22,577,800

Machinery Manufacturing - 0.2%
BWX Technologies, Inc.	4,000	434,800

Merchant Wholesalers, Durable Goods - 1.2%
Copart, Inc. (a)	30,000	1,572,000
Pool Corp.	3,900	1,469,520
		3,041,520

Miscellaneous Manufacturing - 1.6%
Intuitive Surgical, Inc. (a)	8,000	3,930,160

Motor Vehicle and Parts Dealers - 1.8%
AutoZone, Inc. (a)	400	1,260,016
Lithia Motors, Inc.	10,000	3,176,400
		4,436,416

Oil and Gas Extraction - 0.8%
EOG Resources, Inc.	16,000	1,966,880

Plastics and Rubber Products Manufacturing - 0.8%
AptarGroup, Inc.	12,000	1,922,280

Professional, Scientific, and Technical Services - 11.5%
Alphabet, Inc. - Class A	80,000	13,268,000
Alphabet, Inc. - Class C	44,891	7,505,326
ServiceNow, Inc. (a)	8,000	7,155,120
		27,928,446

Publishing Industries - 10.9%
Adobe, Inc. (a)	9,500	4,918,910
Microsoft Corp.	50,500	21,730,150
		26,649,060

Rail Transportation - 1.6%
Union Pacific Corp.	16,050	3,956,004

Rental and Leasing Services - 0.6%
United Rentals, Inc.	1,850	1,498,001

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.2%
BlackRock, Inc.	3,900	3,703,089
Chemed Corp.	4,000	2,403,880
Intercontinental Exchange, Inc.	20,000	3,212,800
S&P Global, Inc.	11,000	5,682,820
		15,002,589

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 7.6%
Amazon.com, Inc. (a)	100,000	18,633,000

Truck Transportation - 3.3%
Old Dominion Freight Line, Inc.	40,000	7,945,600

Web Search Portals, Libraries, Archives, and Other Information Services - 4.0%
Meta Platforms, Inc. - Class A	17,000	9,731,480
TOTAL COMMON STOCKS (Cost $60,407,178)		239,286,087

REAL ESTATE INVESTMENT TRUSTS - 0.5%	Shares	Value
American Tower Corp.	5,000	1,162,800
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $997,177)		1,162,800

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (b)	3,342,513	3,342,513
TOTAL SHORT-TERM INVESTMENTS (Cost $3,342,513)		3,342,513

TOTAL INVESTMENTS - 100.1% (Cost $64,746,868)		243,791,400
Liabilities in Excess of Other Assets - (0.1)%		(186,161)
TOTAL NET ASSETS - 100.0%		$243,605,239

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Bridges Investment Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$239,286,087	$–	$–	$239,286,087
Real Estate Investment Trusts	1,162,800	–	–	1,162,800
Money Market Funds	3,342,513	–	–	3,342,513
Total Investments	$243,791,400	$–	$–	$243,791,400

Refer to the Schedule of Investments for further disaggregation of investment categories.